SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Current Assets
Current prepayments and other current assets	$ 142	$ 3,157	[1]
Tax authorities	257	358
Proof of concept receivables	148	86
Other	87	72
Total	$ 634	$ 3,673

[1]	Includes $3,123 for December 31, 2022, which related to the anticipated SPAC transaction costs (refer to Note 1.B).